Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets
Note 6. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	December 31,
	2021	2020
Prepaid expenses	$1,076	$609
Prepaid insurance	2,338	37
Security deposits	—	259
VAT receivable	945	975
Other current assets	1	30

Total	$4,360	$1,910